ORGANIZATION AND DESCRIPTION OF BUSINESS (Details)	Jun. 30, 2014 item	Dec. 31, 2013 item
ORGANIZATION AND DESCRIPTION OF BUSINESS
Number of Company's properties contain proven and probable reserves	0	0